Stockholders' Equity - Schedule of Changes in Outstanding Stock (Details) - shares	May 31, 2021	Feb. 28, 2021	Feb. 04, 2021
Class A
Class Of Stock [Line Items]
Common stock, shares outstanding	187,051,142	187,051,142	187,051,142
Class V
Class Of Stock [Line Items]
Common stock, shares outstanding	35,636,680	35,636,680	35,636,680
Series B-1
Class Of Stock [Line Items]
Common stock, shares outstanding	8,120,367	8,120,367	8,120,367
Series B-2
Class Of Stock [Line Items]
Common stock, shares outstanding	3,372,184	3,372,184	3,372,184